Annual Total Returns - iShares U.S. Aggregate Bond Index Fund (Investor P Shares) [BarChart] - Investor P - iShares U.S. Aggregate Bond Index Fund - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	7.23%
Annual Return 2012	3.63%
Annual Return 2013	(2.64%)
Annual Return 2014	5.62%
Annual Return 2015	0.08%
Annual Return 2016	2.22%
Annual Return 2017	3.08%
Annual Return 2018	(0.38%)
Annual Return 2019	8.32%
Annual Return 2020	7.34%